Cover	Jun. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2025
Entity File Number	000-18774
Entity Registrant Name	SPINDLETOP OIL & GAS CO.
Entity Central Index Key	0000867038
Entity Tax Identification Number	75-2063001
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	12850 Spurling Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75230
City Area Code	(972)
Local Phone Number	644-2581
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false